Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Series B preferred stock, par value (in dollars per share)	$ 0.25	$ 0.25	$ 0.25
Series B preferred stock, shares issued (in shares)	153,956	153,956	157,756
Series B preferred stock, shares outstanding (in shares)	153,956	153,956	157,756
Series B preferred stock, liquidation preference	$ 7,698	$ 7,698	$ 7,698
Common stock, par value (in dollars per share)	$ 0.25	$ 0.25	$ 0.25
Common stock, shares authorized (in shares)	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, shares issued (in shares)	679,581,721	679,220,408	640,547,918
Treasury stock common Share	8,967,482	8,920,348	8,813,127
Common stock, shares issued (in shares)	679,581,721	679,220,408	640,547,918